Financing Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Pledged Assets for Financing Liabilities
Pledged assets for financing liabilities as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Trade receivables	¥15,298	¥20,811
Receivables from financial services	1,101,778	944,414
Equipment on operating leases	142,097	133,936
Property, plant and equipment	2,548	2,293

Total	¥1,261,721	¥1,101,454

The Changes in Liabilities Arising from Financing Activities
The changes in liabilities arising from financing activities for the years ended March 31, 2021, 2022 and 2023 are as follows:
For the year ended March 31, 2021

	Yen (millions)
	Balance as of April 1, 2020	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2021
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,424,667	¥(179,512)	¥—	¥—	¥55,337	¥—	¥(1,145)	¥1,299,347
Long-term financing liabilities	6,045,019	149,807	—	—	222,565	—	4,247	6,421,638
Lease liabilities	330,040	(67,628)	—	67,716	4,346	—	(17,045)	317,429
Derivative financial liabilities (assets) *	11,615	599	(5,446)	—	(1,705)	(38,946)	—	(33,883)

Total	¥7,811,341	¥(96,734)	¥(5,446)	¥67,716	¥280,543	¥(38,946)	¥(13,943)	¥8,004,531

For the year ended March 31, 2022

	Yen (millions)
	Balance as of April 1, 2021	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2022
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,299,347	¥(472,420)	¥—	¥—	¥78,863	¥—	¥753	¥906,543
Long-term financing liabilities	6,421,638	238,060	—	—	526,822	—	9,493	7,196,013
Lease liabilities	317,429	(80,165)	—	84,413	6,096	—	(9,015)	318,758
Derivative financial liabilities (assets) *	(33,883)	3,202	(1,296)	—	3,217	67,396	—	38,636

Total	¥8,004,531	¥(311,323)	¥(1,296)	¥84,413	¥614,998	¥67,396	¥1,231	¥8,459,950

For the year ended March 31, 2023

	Yen (millions)
	Balance as of April 1, 2022	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2023
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥906,543	¥442,534	¥—	¥—	¥27,055	¥—	¥(10,357)	¥1,365,775
Long-term financing liabilities	7,196,013	(1,356,965)	—	—	459,754	—	591	6,299,393
Lease liabilities	318,758	(78,297)	—	79,202	3,675	—	(7,380)	315,958
Derivative financial liabilities (assets) *	38,636	(54,158)	(8,641)	—	3,718	85,721	—	65,276

Total	¥8,459,950	¥(1,046,886)	¥(8,641)	¥79,202	¥494,202	¥85,721	¥(17,146)	¥8,046,402

Explanatory note:

*
Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.

Current borrowings [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in current liabilities as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Current:
Commercial paper	¥421,801	¥965,468
Loans	434,675	358,874
Asset-backed securities	50,067	41,433

Subtotal	¥906,543	¥1,365,775

Reclassification from non-current liabilities (Current portion)	¥2,211,761	¥1,925,420

Total	¥3,118,304	¥3,291,195

Interest Rates for Financing Liabilities
The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2022 and 2023 are as follows:

	2022	2023
Weighted average interest rate	1.01%	4.29%

Non-current liabilities [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in
non-current
liabilities as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Non-current:
Loans	¥1,026,769	¥958,836
Medium-term notes	3,996,486	3,359,462
Corporate bonds	1,035,379	1,001,187
Asset-backed securities	1,137,379	979,908

Subtotal	¥7,196,013	¥6,299,393

Reclassification to current liabilities (Current portion)	¥(2,211,761)	¥(1,925,420)

Total	¥4,984,252	¥4,373,973

Interest Rates for Financing Liabilities
The interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 2022 and 2023 are as follows:

	2022	2023
Loans	Interest rate: 0.07% - 11.75% Due: 2022 - 2046	Interest rate: 0.14% - 12.90% Due: 2023 - 2046
Medium-term notes	Interest rate: 0.30% - 3.63% Due: 2022 - 2031	Interest rate: 0.30% - 5.88% Due: 2023 - 2031
Corporate bonds	Interest rate: 0.01% - 2.97% Due: 2022 - 2032	Interest rate: 0.01% - 2.97% Due: 2023 - 2032
Asset-backed securities	Interest rate: 0.11% - 3.30% Due: 2022 - 2025	Interest rate: 0.11% - 5.50% Due: 2023 - 2028